Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,804,643.41
Previously Paid Amount	0.00
Total Fee Amount	7,706.63
Total Offset Amount	0.00
Net Fee	$ 7,706.63